PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6.           PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2022	2023
	US$	US$

Prepaid expenses	2,746	1,306
Advance to employees	755	712
Receivables related to disposal of long-term investments	46,478	29,975
Interest receivable	3,496	468
Funds receivable	2,694	1,761
Properties held for sale	43,586	61,044
Others	18,635	10,790
Total	118,390	106,056
Less: allowance of credit losses	(9,343)	(38,332)
Prepayments and other current assets, net	109,047	67,724

The movements in the allowance for credit losses of prepayment and other current assets were as follows:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Movement in allowance for credit losses
Balance at beginning of year	2,210	3,629	9,343
Additional provision	1,367	6,021	29,309
Foreign currency translation adjustments	52	(307)	(320)
Balance at end of year	3,629	9,343	38,332